Vanguard U.S. Value Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)1
Consumer Discretionary (17.2%)
	Carnival Corp.	7,260	320
	General Motors Co.	8,430	313
	Comcast Corp. Class A	5,138	227
*	At Home Group Inc.	22,442	151
	Goodyear Tire & Rubber Co.	12,469	143
	BorgWarner Inc.	4,064	133
	Thor Industries Inc.	2,543	117
	Ralph Lauren Corp. Class A	1,269	112
	Kohl's Corp.	2,243	106
*	Cooper-Standard Holdings Inc.	2,763	103
*	DISH Network Corp. Class A	3,077	103
	PVH Corp.	1,361	103
	Lear Corp.	866	97
	Nexstar Media Group Inc. Class A	947	94
	Gap Inc.	5,746	91
	Foot Locker Inc.	2,505	91
*	Party City Holdco Inc.	18,748	88
*	Norwegian Cruise Line Holdings Ltd.	1,729	88
	Signet Jewelers Ltd.	7,156	88
	Dana Inc.	6,814	87
	L Brands Inc.	5,103	84
*	Qurate Retail Group Inc. QVC Group Class A	7,707	83
	Penske Automotive Group Inc.	1,923	82
*	American Axle & Manufacturing Holdings Inc.	12,914	82
	eBay Inc.	2,012	81
*	Discovery Communications Inc. Class A	2,874	79
	Royal Caribbean Cruises Ltd.	759	79
	Macy's Inc.	5,270	78
	American Eagle Outfitters Inc.	4,618	78
	Big Lots Inc.	3,413	78
*	AutoNation Inc.	1,635	78
*	Mohawk Industries Inc.	641	76
*	Hertz Global Holdings Inc.	6,224	75
	Target Corp.	691	74
*	William Lyon Homes Class A	4,128	73
*	Meritage Homes Corp.	1,115	73
*	Laureate Education Inc. Class A	3,978	73
	Hyatt Hotels Corp. Class A	1,000	72
	News Corp. Class A	5,211	72
*	Hibbett Sports Inc.	4,285	71
*	G-III Apparel Group Ltd.	3,409	70
*	Urban Outfitters Inc.	2,953	69
	PulteGroup Inc.	2,045	69
	Whirlpool Corp.	480	67
	Ethan Allen Interiors Inc.	3,835	66
*	Sally Beauty Holdings Inc.	5,379	66
	Shoe Carnival Inc.	2,130	65
	Lennar Corp. Class A	1,253	64
	Aaron's Inc.	974	62

* LKQ Corp.	2,366	62
Bed Bath & Beyond Inc.	6,372	62
* Genesco Inc.	1,713	61
Sonic Automotive Inc. Class A	2,224	60
Harley-Davidson Inc.	1,870	60
AMERCO	168	59
* M/I Homes Inc.	1,623	59
TEGNA Inc.	4,057	58
Nordstrom Inc.	1,989	58
* TRI Pointe Group Inc.	4,097	57
Dillard's Inc. Class A	978	57
* LGI Homes Inc.	700	57
* Penn National Gaming Inc.	2,952	57
Scholastic Corp.	1,605	56
EW Scripps Co. Class A	4,450	55
Matthews International Corp. Class A	1,867	55
Dick's Sporting Goods Inc.	1,604	55
New Media Investment Group Inc.	6,163	54
* Beazer Homes USA Inc.	4,302	54
Movado Group Inc.	2,504	54
* Michaels Cos. Inc.	9,413	53
Cato Corp. Class A	3,101	53
* Capri Holdings Ltd.	2,011	53
* Express Inc.	25,014	53
Meredith Corp.	1,201	53
Tupperware Brands Corp.	4,037	52
Group 1 Automotive Inc.	690	52
* Meritor Inc.	3,060	51
Abercrombie & Fitch Co.	3,451	50
* Container Store Group Inc.	11,143	50
* Vera Bradley Inc.	4,704	50
* Barnes & Noble Education Inc.	12,700	49
Cooper Tire & Rubber Co.	2,093	49
* Gray Television Inc.	3,186	49
Brinker International Inc.	1,260	48
* Zumiez Inc.	1,835	48
Tapestry Inc.	2,280	47
* Fiesta Restaurant Group Inc.	5,422	47
* MSG Networks Inc.	2,850	47
Autoliv Inc.	681	47
KB Home	1,631	46
* Hudson Ltd. Class A	4,151	45
* BJ's Wholesale Club Holdings Inc.	1,696	44
MDC Holdings Inc.	1,144	44
Haverty Furniture Cos. Inc.	2,275	44
GameStop Corp. Class A	10,970	44
Toll Brothers Inc.	1,177	43
* Skechers U.S.A. Inc. Class A	1,344	43
* Lands' End Inc.	5,469	42
* Conn's Inc.	2,085	42
Tilly's Inc. Class A	3,864	41
* Red Robin Gourmet Burgers Inc.	1,233	41
Winnebago Industries Inc.	1,271	41
Entercom Communications Corp. Class A	11,389	41
Carriage Services Inc. Class A	1,897	40
* Liberty Media Corp-Liberty SiriusXM Class C	982	40
Boyd Gaming Corp.	1,658	40

Lithia Motors Inc. Class A	292	38
AMC Entertainment Holdings Inc. Class A	3,418	38
Sinclair Broadcast Group Inc. Class A	819	36
Six Flags Entertainment Corp.	616	36
* Del Taco Restaurants Inc.	3,223	36
Buckle Inc.	1,822	36
Brunswick Corp.	744	35
Graham Holdings Co. Class B	48	34
* Fossil Group Inc.	2,604	33
* Rent-A-Center Inc.	1,298	33
* MarineMax Inc.	2,270	33
CBS Corp. Class B	755	32
Dine Brands Global Inc.	446	31
Interpublic Group of Cos. Inc.	1,581	31
* Stamps.com Inc.	474	30
* Eros International plc	18,017	30
* MasterCraft Boat Holdings Inc.	2,003	30
Williams-Sonoma Inc.	459	30
* Avis Budget Group Inc.	1,200	30
Aramark	727	30
National CineMedia Inc.	3,610	30
Extended Stay America Inc.	2,071	29
Marcus Corp.	866	29
Cinemark Holdings Inc.	755	29
* American Woodmark Corp.	343	28
* Century Communities Inc.	996	28
Caleres Inc.	1,343	27
Chico's FAS Inc.	8,652	27
* Liberty Global plc	988	26
Emerald Expositions Events Inc.	2,663	25
* Weight Watchers International Inc.	791	24
J. Jill Inc.	12,553	23
* Cars.com Inc.	2,633	23
Office Depot Inc.	17,492	23
* ZAGG Inc.	2,798	18
Children's Place Inc.	161	14
		8,731
Consumer Staples (4.1%)
CVS Health Corp.	5,315	324
Walgreens Boots Alliance Inc.	6,073	311
Altria Group Inc.	3,472	152
Ingles Markets Inc. Class A	2,748	107
Molson Coors Brewing Co. Class B	2,008	103
Archer-Daniels-Midland Co.	2,459	94
Kraft Heinz Co.	3,548	90
Constellation Brands Inc. Class A	408	83
Kroger Co.	3,517	83
Ingredion Inc.	977	75
Bunge Ltd.	1,349	72
Fresh Del Monte Produce Inc.	2,765	72
* GNC Holdings Inc. Class A	33,953	66
Universal Corp.	1,316	66
Tyson Foods Inc. Class A	674	63
* Pyxus International Inc.	4,130	55
B&G Foods Inc.	3,258	55
SpartanNash Co.	4,904	53
Spectrum Brands Holdings Inc.	853	48

JM Smucker Co.	390	41
Weis Markets Inc.	932	36
* Pilgrim's Pride Corp.	1,086	34
* United Natural Foods Inc.	2,570	21
		2,104
Energy (13.3%)
EOG Resources Inc.	4,856	360
Marathon Petroleum Corp.	6,418	316
Valero Energy Corp.	4,169	314
ConocoPhillips	5,519	288
Chevron Corp.	2,349	277
Phillips 66	2,790	275
Occidental Petroleum Corp.	5,785	252
Exxon Mobil Corp.	3,161	216
Schlumberger Ltd.	4,982	162
Kinder Morgan Inc.	7,740	157
* Centennial Resource Development Inc. Class A	26,278	127
Diamondback Energy Inc.	1,217	119
* Denbury Resources Inc.	105,057	113
* Matador Resources Co.	6,520	102
* Northern Oil and Gas Inc.	53,280	98
* Roan Resources Inc.	84,092	95
* California Resources Corp.	9,393	92
Liberty Oilfield Services Inc. Class A	7,850	85
* Ring Energy Inc.	57,490	84
PBF Energy Inc. Class A	3,517	83
SM Energy Co.	8,777	83
* SandRidge Energy Inc.	17,399	81
* Oasis Petroleum Inc.	25,588	80
HollyFrontier Corp.	1,771	79
Devon Energy Corp.	3,564	78
* Parsley Energy Inc. Class A	4,333	78
* Unit Corp.	25,220	76
Cimarex Energy Co.	1,773	76
Solaris Oilfield Infrastructure Inc. Class A	5,479	75
* Whiting Petroleum Corp.	11,249	75
* Southwestern Energy Co.	46,478	73
EQT Corp.	6,941	71
* Gulfport Energy Corp.	28,771	69
* Jagged Peak Energy Inc.	9,584	66
* Continental Resources Inc.	2,194	64
* Comstock Resources Inc.	10,996	63
* Contura Energy Inc.	2,151	62
* Magnolia Oil & Gas Corp. Class A	5,918	60
Marathon Oil Corp.	5,087	60
Warrior Met Coal Inc.	2,767	58
* WPX Energy Inc.	5,335	57
* ProPetro Holding Corp.	5,355	57
Baker Hughes a GE Co. Class A	2,626	57
Halliburton Co.	2,988	56
* Callon Petroleum Co.	13,392	55
* Select Energy Services Inc. Class A	6,602	54
Berry Petroleum Corp.	6,591	53
* SunCoke Energy Inc.	8,128	51
World Fuel Services Corp.	1,292	50
Pioneer Natural Resources Co.	399	49
Nabors Industries Ltd.	27,143	46

Delek US Holdings Inc.	1,384	45
Peabody Energy Corp.	2,433	45
* Laredo Petroleum Inc.	17,635	44
* CONSOL Energy Inc.	2,588	43
* Exterran Corp.	4,065	43
* Par Pacific Holdings Inc.	1,966	43
Arch Coal Inc. Class A	555	42
* Penn Virginia Corp.	1,449	41
* CNX Resources Corp.	5,095	41
Archrock Inc.	4,173	41
* Talos Energy Inc.	2,104	40
Valvoline Inc.	1,730	39
Concho Resources Inc.	529	39
Apache Corp.	1,784	38
SemGroup Corp. Class A	4,345	38
* Helix Energy Solutions Group Inc.	5,028	36
* HighPoint Resources Corp.	30,166	35
* Bonanza Creek Energy Inc.	1,563	35
Patterson-UTI Energy Inc.	4,009	35
* Newpark Resources Inc.	4,982	33
RPC Inc.	6,121	32
Noble Energy Inc.	1,419	32
CVR Energy Inc.	797	32
* Extraction Oil & Gas Inc.	7,824	32
* KLX Energy Services Holdings Inc.	2,986	30
* Renewable Energy Group Inc.	2,182	27
* Antero Resources Corp.	7,894	25
* Chesapeake Energy Corp.	17,074	25
* FTS International Inc.	9,211	23
* McDermott International Inc.	4,489	21
* Oil States International Inc.	1,487	21
Range Resources Corp.	5,343	19
Murphy Oil Corp.	1,025	19
Mammoth Energy Services Inc.	3,912	14
		6,775
Financial Services (25.8%)
Morgan Stanley	8,280	344
Prudential Financial Inc.	3,420	274
MetLife Inc.	6,162	273
Citigroup Inc.	4,204	271
Capital One Financial Corp.	3,109	269
Goldman Sachs Group Inc.	1,305	266
American International Group Inc.	4,779	249
Wells Fargo & Co.	4,930	230
Bank of America Corp.	8,250	227
Bank of New York Mellon Corp.	5,386	227
PNC Financial Services Group Inc.	1,655	213
BB&T Corp.	4,370	208
Allstate Corp.	1,916	196
Chubb Ltd.	1,255	196
JPMorgan Chase & Co.	1,677	184
Travelers Cos. Inc.	1,050	154
US Bancorp	2,926	154
Aflac Inc.	2,875	144
BlackRock Inc.	332	140
Hartford Financial Services Group Inc.	2,260	132
Principal Financial Group Inc.	1,668	89

Sterling Bancorp	4,620	88
* Athene Holding Ltd. Class A	2,259	88
AXA Equitable Holdings Inc.	4,130	86
PacWest Bancorp	2,463	84
Associated Banc-Corp	4,343	84
Synchrony Financial	2,603	83
Umpqua Holdings Corp.	5,303	83
Popular Inc.	1,550	81
Jefferies Financial Group Inc.	4,358	81
IBERIABANK Corp.	1,141	79
Affiliated Managers Group Inc.	1,020	78
Voya Financial Inc.	1,568	77
Fifth Third Bancorp	2,889	76
TD Ameritrade Holding Corp.	1,705	76
OneMain Holdings Inc.	2,090	75
Radian Group Inc.	3,312	75
SLM Corp.	8,778	74
State Street Corp.	1,443	74
* Cowen Inc. Class A	4,696	73
FGL Holdings	9,129	73
Comerica Inc.	1,159	71
Invesco Ltd.	4,532	71
CIT Group Inc.	1,665	71
MGIC Investment Corp.	5,544	70
Bank OZK	2,667	69
Ally Financial Inc.	2,165	68
KeyCorp	4,068	68
Unum Group	2,642	67
Assured Guaranty Ltd.	1,577	67
* Mr Cooper Group Inc.	7,489	66
Huntington Bancshares Inc.	4,903	65
Western Alliance Bancorp	1,493	65
First Horizon National Corp.	4,091	65
Regions Financial Corp.	4,425	65
Heritage Insurance Holdings Inc.	4,908	64
Discover Financial Services	799	64
BankUnited Inc.	1,996	63
Eagle Bancorp Inc.	1,535	63
Pacific Premier Bancorp Inc.	2,118	62
Axis Capital Holdings Ltd.	1,011	62
Home BancShares Inc.	3,469	61
Franklin Financial Network Inc.	2,115	61
Pinnacle Financial Partners Inc.	1,151	61
New York Community Bancorp Inc.	5,218	60
American National Insurance Co.	527	60
Jones Lang LaSalle Inc.	448	60
Stifel Financial Corp.	1,117	60
Santander Consumer USA Holdings Inc.	2,285	60
Old Republic International Corp.	2,518	59
iStar Inc.	4,592	59
Realogy Holdings Corp.	12,296	59
* Equity Bancshares Inc. Class A	2,308	58
Franklin Resources Inc.	2,220	58
Signature Bank	500	58
* Brighthouse Financial Inc.	1,646	58
Citizens Financial Group Inc.	1,706	58
American Financial Group Inc.	554	56

Synovus Financial Corp.	1,564	56
Reinsurance Group of America Inc. Class A	361	56
FNB Corp.	5,161	55
Everest Re Group Ltd.	235	55
Legg Mason Inc.	1,501	55
Lincoln National Corp.	1,038	55
Sandy Spring Bancorp Inc.	1,624	54
First Foundation Inc.	3,862	54
Hancock Whitney Corp.	1,533	54
Preferred Bank	1,065	53
* Enstar Group Ltd.	294	52
Boston Private Financial Holdings Inc.	4,929	52
Hope Bancorp Inc.	3,897	52
* Arch Capital Group Ltd.	1,321	52
Virtus Investment Partners Inc.	484	52
Wintrust Financial Corp.	820	52
WesBanco Inc.	1,481	51
First Commonwealth Financial Corp.	4,091	51
Great Western Bancorp Inc.	1,695	51
UMB Financial Corp.	807	50
* Triumph Bancorp Inc.	1,654	50
Opus Bank	2,361	49
Hanover Insurance Group Inc.	367	49
Valley National Bancorp	4,646	49
* Berkshire Hathaway Inc. Class B	240	49
Hanmi Financial Corp.	2,721	49
M&T Bank Corp.	330	48
Bryn Mawr Bank Corp.	1,413	48
CenterState Bank Corp.	2,123	48
Janus Henderson Group plc	2,500	48
Loews Corp.	991	48
* EZCORP Inc. Class A	6,022	47
Ameris Bancorp	1,346	47
Raymond James Financial Inc.	594	47
National Western Life Group Inc. Class A	180	46
* Greenlight Capital Re Ltd. Class A	5,022	46
ConnectOne Bancorp Inc.	2,244	46
East West Bancorp Inc.	1,111	46
CNO Financial Group Inc.	3,129	45
Simmons First National Corp. Class A	1,881	45
Fulton Financial Corp.	2,824	45
Nelnet Inc. Class A	671	45
* Essent Group Ltd.	921	45
* HomeStreet Inc.	1,670	44
Banco Latinoamericano de Comercio Exterior SA	2,397	43
Hilltop Holdings Inc.	1,822	43
First Hawaiian Inc.	1,682	43
Meta Financial Group Inc.	1,393	43
* Third Point Reinsurance Ltd.	4,518	43
Navient Corp.	3,297	42
Zions Bancorp NA	1,022	42
Brookline Bancorp Inc.	2,990	42
* Customers Bancorp Inc.	2,207	42
BOK Financial Corp.	546	42
* On Deck Capital Inc.	12,749	41
Enterprise Financial Services Corp.	1,049	41
Cadence BanCorp Class A	2,690	41

* PRA Group Inc.	1,199	41
Provident Financial Services Inc.	1,681	40
United Bankshares Inc.	1,083	40
* Encore Capital Group Inc.	1,075	40
First Citizens BancShares Inc. Class A	89	40
Assurant Inc.	316	39
Federal Agricultural Mortgage Corp.	469	39
Charles Schwab Corp.	1,001	38
* Alleghany Corp.	51	38
Industrial Logistics Properties Trust	1,778	38
Columbia Banking System Inc.	1,102	38
E*TRADE Financial Corp.	906	38
CNA Financial Corp.	787	37
People's United Financial Inc.	2,574	37
OFG Bancorp	1,798	37
Apple Hospitality REIT Inc.	2,308	37
* Globe Life Inc.	411	37
First American Financial Corp.	625	37
Walker & Dunlop Inc.	650	36
JBG SMITH Properties	936	36
Renasant Corp.	1,079	35
American Equity Investment Life Holding Co.	1,616	35
American Finance Trust Inc.	2,890	35
* Texas Capital Bancshares Inc.	642	35
* SVB Financial Group	177	34
International Bancshares Corp.	966	34
Berkshire Hills Bancorp Inc.	1,166	34
National General Holdings Corp.	1,419	33
RenaissanceRe Holdings Ltd.	185	33
Cathay General Bancorp	1,001	33
Prosperity Bancshares Inc.	506	33
Ameriprise Financial Inc.	253	33
First Interstate BancSystem Inc. Class A	833	32
First Financial Bancorp	1,371	32
Investors Bancorp Inc.	2,802	31
Dime Community Bancshares Inc.	1,561	31
Universal Insurance Holdings Inc.	1,192	30
First Busey Corp.	1,200	29
First Merchants Corp.	819	29
Webster Financial Corp.	645	29
Univest Financial Corp.	1,134	29
Flagstar Bancorp Inc.	773	28
* TriState Capital Holdings Inc.	1,419	28
Bank of NT Butterfield & Son Ltd.	938	26
S&T Bancorp Inc.	747	26
Newmark Group Inc. Class A	2,845	25
TriCo Bancshares	696	25
South State Corp.	329	24
First BanCorp (XNYS)	2,515	24
Waddell & Reed Financial Inc. Class A	1,452	23
Heritage Commerce Corp.	2,001	23
Old National Bancorp	1,315	22
Piper Jaffray Cos.	294	21
United Community Banks Inc.	794	21
First Bancorp (XNGS)	579	20
* Axos Financial Inc.	770	20
Veritex Holdings Inc.	830	20

BancorpSouth Bank	700	19
Heartland Financial USA Inc.	424	19
Carolina Financial Corp.	541	18
OceanFirst Financial Corp.	843	18
BGC Partners Inc. Class A	3,439	18
Washington Federal Inc.	479	17
First Midwest Bancorp Inc.	878	17
Independent Bank Group Inc.	324	16
* Enova International Inc.	602	14
* Ambac Financial Group Inc.	755	14
* NMI Holdings Inc. Class A	475	13
HCI Group Inc.	330	13
Towne Bank	477	13
		13,126
Health Care (5.3%)
Cigna Corp.	2,076	320
HCA Healthcare Inc.	2,497	300
* Biogen Inc.	1,353	297
Gilead Sciences Inc.	3,980	253
* Regeneron Pharmaceuticals Inc.	497	144
Amgen Inc.	588	123
Bristol-Myers Squibb Co.	2,357	113
* Amneal Pharmaceuticals Inc.	33,329	85
* Tenet Healthcare Corp.	3,885	84
* Mylan NV	4,198	82
* Centene Corp.	1,609	75
* DaVita Inc.	1,322	75
* Jazz Pharmaceuticals plc	573	73
* Assertio Therapeutics Inc.	49,220	71
* MEDNAX Inc.	2,851	60
Cardinal Health Inc.	1,389	60
Patterson Cos. Inc.	3,483	58
* American Renal Associates Holdings Inc.	8,871	55
Perrigo Co. plc	1,029	48
* Tivity Health Inc.	2,506	46
Universal Health Services Inc. Class B	294	43
Quest Diagnostics Inc.	396	41
* Laboratory Corp. of America Holdings	223	37
Owens & Minor Inc.	6,656	34
* Magellan Health Inc.	461	29
* Premier Inc. Class A	793	28
* Prestige Consumer Healthcare Inc.	789	25
National HealthCare Corp.	278	22
Anthem Inc.	85	22
* Triple-S Management Corp. Class B	980	20
		2,723
Materials & Processing (7.9%)
LyondellBasell Industries NV Class A	3,975	308
DuPont de Nemours Inc.	4,481	304
GrafTech International Ltd.	13,394	163
Chemours Co.	7,939	113
Trinseo SA	2,977	104
International Paper Co.	2,301	90
* Kraton Corp.	3,249	89
Steel Dynamics Inc.	3,295	89
Westrock Co.	2,573	88

Reliance Steel & Aluminum Co.	896	87
Timken Co.	2,158	87
Nucor Corp.	1,763	86
Huntsman Corp.	4,268	85
Mosaic Co.	4,543	84
Olin Corp.	4,859	83
Eastman Chemical Co.	1,197	78
Westlake Chemical Corp.	1,329	78
Southern Copper Corp.	2,349	74
* Verso Corp.	7,159	73
* Beacon Roofing Supply Inc.	2,209	70
Owens Corning	1,214	70
United States Steel Corp.	6,285	70
Caesarstone Ltd.	4,426	66
Louisiana-Pacific Corp.	2,689	65
Packaging Corp. of America	635	64
* Element Solutions Inc.	6,793	63
Freeport-McMoRan Inc.	6,828	63
Albemarle Corp.	975	60
* Veritiv Corp.	3,631	60
* AdvanSix Inc.	2,683	60
Innophos Holdings Inc.	2,004	56
Domtar Corp.	1,635	54
Kronos Worldwide Inc.	4,893	54
Belden Inc.	1,164	53
* GMS Inc.	1,786	53
Cabot Corp.	1,311	52
Celanese Corp. Class A	436	49
Schnitzer Steel Industries Inc.	2,215	49
Rayonier Advanced Materials Inc.	13,152	46
Graphic Packaging Holding Co.	3,274	45
Minerals Technologies Inc.	938	45
Schweitzer-Mauduit International Inc.	1,321	44
Greif Inc. Class A	1,197	42
PH Glatfelter Co.	2,831	41
* Patrick Industries Inc.	1,067	39
Carpenter Technology Corp.	742	36
* Armstrong Flooring Inc.	5,293	36
Gold Resource Corp.	10,095	34
Owens-Illinois Inc.	3,120	32
Boise Cascade Co.	943	30
* US Concrete Inc.	723	29
* Builders FirstSource Inc.	1,406	27
Cleveland-Cliffs Inc.	3,319	26
* AK Steel Holding Corp.	12,068	26
* BMC Stock Holdings Inc.	937	24
NN Inc.	3,464	22
Commercial Metals Co.	1,335	21
* Masonite International Corp.	389	21
* PQ Group Holdings Inc.	1,439	21
Apogee Enterprises Inc.	532	20
Worthington Industries Inc.	518	18
Quanex Building Products Corp.	814	14
		4,033
Producer Durables (13.0%)
Delta Air Lines Inc.	5,154	298
Southwest Airlines Co.	4,729	247

Eaton Corp. plc	2,382	192
FedEx Corp.	1,210	192
Caterpillar Inc.	1,353	161
Norfolk Southern Corp.	878	153
* Gates Industrial Corp. plc	14,437	126
* US Xpress Enterprises Inc. Class A	26,405	111
American Airlines Group Inc.	4,040	106
* JetBlue Airways Corp.	5,905	102
* United Rentals Inc.	879	99
* Navistar International Corp.	4,300	99
Xerox Holdings Corp.	3,380	98
Trinity Industries Inc.	5,358	94
* Atlas Air Worldwide Holdings Inc.	3,616	93
* Modine Manufacturing Co.	8,899	91
* AerCap Holdings NV	1,643	88
United Technologies Corp.	654	85
* Mesa Air Group Inc.	13,076	84
Air Lease Corp. Class A	2,016	84
Knight-Swift Transportation Holdings Inc.	2,433	83
Regal Beloit Corp.	1,164	83
Macquarie Infrastructure Corp.	2,136	81
ManpowerGroup Inc.	986	81
ArcBest Corp.	2,644	78
* Spirit Airlines Inc.	2,072	78
* United Airlines Holdings Inc.	905	76
* Colfax Corp.	2,788	76
Schneider National Inc. Class B	3,868	75
Alaska Air Group Inc.	1,217	73
* Covenant Transportation Group Inc. Class A	5,043	73
* Genco Shipping & Trading Ltd.	7,454	71
* Hub Group Inc. Class A	1,623	70
Triton International Ltd.	2,142	69
Hawaiian Holdings Inc.	2,797	68
* Lydall Inc.	3,367	68
SkyWest Inc.	1,179	68
ACCO Brands Corp.	7,230	67
AGCO Corp.	918	63
Textron Inc.	1,334	60
* Herc Holdings Inc.	1,429	59
Quad/Graphics Inc.	6,479	58
Ship Finance International Ltd.	4,086	58
* AECOM	1,606	57
RR Donnelley & Sons Co.	23,306	56
Ryder System Inc.	1,168	56
DHT Holdings Inc.	9,548	54
GasLog Ltd.	4,340	53
* XPO Logistics Inc.	751	53
* Echo Global Logistics Inc.	2,614	52
Wabash National Corp.	3,821	52
* Conduent Inc.	7,969	52
Aircastle Ltd.	2,339	51
Werner Enterprises Inc.	1,562	51
EnPro Industries Inc.	802	50
* WESCO International Inc.	1,074	48
Cummins Inc.	324	48
PACCAR Inc.	737	48
Oshkosh Corp.	684	48

Arconic Inc.	1,804	47
Kelly Services Inc. Class A	1,921	47
AAR Corp.	1,077	46
Primoris Services Corp.	2,355	46
Snap-on Inc.	299	44
Scorpio Bulkers Inc.	7,003	44
Allegiant Travel Co. Class A	311	44
* MasTec Inc.	692	44
Pitney Bowes Inc.	12,213	44
* Aegion Corp. Class A	2,139	42
* Allegheny Technologies Inc.	2,124	42
* TrueBlue Inc.	2,153	42
Kennametal Inc.	1,372	41
* Tutor Perini Corp.	3,990	40
Matson Inc.	1,121	40
Copa Holdings SA Class A	381	39
* International Seaways Inc.	2,266	39
Johnson Controls International plc	911	39
nVent Electric plc	1,911	39
Greenbrier Cos. Inc.	1,661	39
Altra Industrial Motion Corp.	1,460	38
LSC Communications Inc.	29,167	38
Titan International Inc.	14,565	38
Steelcase Inc. Class A	2,384	37
Marten Transport Ltd.	1,876	37
Deluxe Corp.	790	36
GATX Corp.	474	35
Fluor Corp.	1,925	34
Nordic American Tankers Ltd.	18,410	33
Ennis Inc.	1,586	32
* Vectrus Inc.	763	31
* Sykes Enterprises Inc.	1,020	30
Columbus McKinnon Corp.	908	29
Quanta Services Inc.	815	28
* Darling Ingredients Inc.	1,412	26
Briggs & Stratton Corp.	5,854	25
* Blue Bird Corp.	1,287	23
Triumph Group Inc.	1,091	23
ABM Industries Inc.	569	21
Knoll Inc.	828	19
* CAI International Inc.	882	19
* Sterling Construction Co. Inc.	1,483	17
H&E Equipment Services Inc.	550	13
* MYR Group Inc.	447	13
		6,591
Technology (7.1%)
* Micron Technology Inc.	5,667	257
HP Inc.	12,968	237
Intel Corp.	4,910	233
NXP Semiconductors NV	2,126	217
International Business Machines Corp.	1,039	141
TE Connectivity Ltd.	1,509	138
Cognizant Technology Solutions Corp. Class A	2,235	137
* Tech Data Corp.	1,188	110
* Flex Ltd.	10,379	100
Jabil Inc.	3,141	91
Hewlett Packard Enterprise Co.	6,540	90

Lam Research Corp.	414	87
* TTM Technologies Inc.	7,148	76
Avnet Inc.	1,714	72
DXC Technology Co.	2,090	69
Corning Inc.	2,353	66
* SecureWorks Corp. Class A	5,255	63
Plantronics Inc.	2,009	62
Xperi Corp.	3,304	61
Vishay Intertechnology Inc.	3,775	60
Benchmark Electronics Inc.	2,243	59
* Qorvo Inc.	820	59
* Sanmina Corp.	1,975	57
LogMeIn Inc.	840	56
* Avaya Holdings Corp.	3,843	54
* EchoStar Corp. Class A	1,250	53
* Photronics Inc.	4,876	53
* Synaptics Inc.	1,633	52
* Amkor Technology Inc.	5,928	52
AVX Corp.	3,719	50
Perspecta Inc.	1,932	50
* Unisys Corp.	7,596	50
KEMET Corp.	2,898	49
* ON Semiconductor Corp.	2,555	45
* Anixter International Inc.	671	40
* Insight Enterprises Inc.	795	38
* SMART Global Holdings Inc.	1,315	37
* Meet Group Inc.	10,520	36
TiVo Corp.	3,822	29
* Ichor Holdings Ltd.	1,346	29
* CommScope Holding Co. Inc.	2,557	27
Seagate Technology plc	543	27
Western Digital Corp.	469	27
* Arrow Electronics Inc.	385	27
Methode Electronics Inc.	827	26
* ScanSource Inc.	924	26
Skyworks Solutions Inc.	317	24
* Yandex NV Class A	612	23
* NETGEAR Inc.	614	21
CDK Global Inc.	475	21
* Ultra Clean Holdings Inc.	1,579	19
* NetScout Systems Inc.	586	13
		3,596
Utilities (5.6%)
Exelon Corp.	7,923	374
AT&T Inc.	8,833	311
* T-Mobile US Inc.	2,306	180
Verizon Communications Inc.	2,816	164
Consolidated Edison Inc.	1,808	161
American Electric Power Co. Inc.	1,680	153
Southern Co.	2,447	143
Public Service Enterprise Group Inc.	2,212	134
PPL Corp.	3,217	95
National Fuel Gas Co.	1,710	80
DTE Energy Co.	615	80
Dominion Energy Inc.	990	77
Vistra Energy Corp.	2,954	74
Avangrid Inc.	1,389	70

Telephone & Data Systems Inc.	2,710	68
Pinnacle West Capital Corp.	661	63
OGE Energy Corp.	1,466	63
AES Corp.	3,928	60
FirstEnergy Corp.	1,307	60
Clearway Energy Inc.	3,364	60
* United States Cellular Corp.	1,469	53
Spire Inc.	622	53
Ameren Corp.	522	40
Consolidated Communications Holdings Inc.	9,815	40
Southwest Gas Holdings Inc.	408	37
CenturyLink Inc.	2,779	32
* Frontier Communications Corp.	39,396	31
Portland General Electric Co.	464	26
Evergy Inc.	380	25
j2 Global Inc.	290	24
		2,831

Total Common Stocks (Cost $55,637)			50,510
	Coupon
Temporary Cash Investment (0.2%)1
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund (Cost $94)	2.249%	945	95

Total Investments (99.5%) (Cost $55,731)			50,605
Other Assets and Liabilities-Net (0.5%)3			264
Net Assets (100%)			50,869

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $9,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
			Value and
			Unrealized
		Number of Long	Notional	Appreciation
	Expiration	(Short) Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	2	292	—
Micro E-mini S&P 500 Index	September 2019	2	29	1
			1

U.S. Value Factor ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At August 31, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.